VELA Small Cap Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 91.17% Shares Fair Value
Communications — 0.69%
Zynga, Inc., Class A
(a)
66,768 $ 427,315
Consumer Discretionary — 17.23%
Brinker International, Inc.
(a)
16,805 614,895
Graham Holdings Co., Class B 2,026 1,276,036
Green Brick Partners, Inc.
(a)(b)
27,143 823,247
Hanesbrands, Inc. 109,655 1,833,432
Liberty Media Corp. - Liberty Braves -
Series C
(a)
32,520 913,812
Malibu Boats, Inc., Class A
(a)
18,272 1,255,835
Nordstrom, Inc.
(a)(b)
28,107 635,780
Polaris Industries, Inc. 4,076 447,993
Scotts Miracle- Gro Co. (The) 8,009 1,289,449
Shake Shack, Inc., Class A
(a)
8,343 602,031
Wendy's Co. (The) 39,425 940,286
10,632,796
Consumer Staples — 8.41%
Duckhorn Portfolio Inc. (The)
(a)
37,015 863,930
Flowers Foods, Inc. 27,204 747,293
MGP Ingredients, Inc. 12,469 1,059,741
Ollie's Bargain Outlet Holdings, Inc.
(a)
8,890 455,079
Performance Food Group Co.
(a)
13,707 629,014
Sanderson Farms, Inc. 2,770 529,292
Sprouts Farmers Market, Inc.
(a)
30,568 907,258
5,191,607
Energy — 9.47%
Civitas Resources, Inc.
(b)
36,097 1,767,671
Coterra Energy, Inc.
(b)
21,875 415,625
Devon Energy Corp.
(b)
23,545 1,037,157
PDC Energy, Inc.
(b)
22,960 1,119,989
RPC, Inc.
(a)
58,560 265,862
Texas Pacific Land Corp. 992 1,238,879
5,845,183
Financials — 22.27%
1st Source Corp. 24,593 1,219,813
Assured Guaranty Ltd. 16,876 847,175
Axis Capital Holdings Ltd. 25,623 1,395,685
Bank OZK 36,356 1,691,645
BOK Financial Corp. 11,532 1,216,511
Community Trust Bancorp, Inc. 12,372 539,543
Cullen/Frost Bankers, Inc. 7,636 962,671
Houlihan Lokey , Inc. 4,105 424,950
Live Oak Bancshares, Inc. 27,225 2,376,469
UMB Financial Corp. 12,953 1,374,443
Washington Trust Bancorp, Inc. 30,114 1,697,525
13,746,430

VELA Small Cap Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Common Stocks — 91.17% - continued Shares Fair Value
Health Care — 8.24%
Aurinia Pharmaceuticals, Inc.
(a)(b)
26,530 $ 606,741
Encompass Health Corp. 7,029 458,713
Envista Holdings Corp.
(a)
39,372 1,774,103
LivaNova PLC
(a)
5,917 517,323
National Healthcare Corp. 17,801 1,209,399
SI-BONE, Inc.
(a)
23,423 520,225
5,086,504
Industrials — 19.52%
Allegiant Travel Co.
(a)
3,130 585,435
Applied Industrial Technologies, Inc. 16,481 1,692,599
BWX Technologies, Inc. 20,878 999,639
Chase Corp. 6,793 676,311
Copa Holdings, S.A., Class A
(a)
7,856 649,377
Greenbrier Companies, Inc. (The) 41,671 1,912,282
Hub Group, Inc., Class A
(a)
28,702 2,417,856
Kirby Corp.
(a)
52,360 3,111,231
12,044,730
Materials — 2.84%
Ashland Global Holdings, Inc. 16,295 1,754,320
Technology — 0.81%
JFrog Ltd
(a)
16,735 497,030
Utilities — 1.69%
Southwest Gas Holdings, Inc. 14,862 1,041,083
TOTAL  COMMON STOCKS
  (Cost $45,791,796) 56,266,998
Money Market Funds - 9.40%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
0.01%
(c)
5,803,362 5,803,362
TOTAL MONEY MARKET FUNDS
    (Cost $5,803,362) 5,803,362
Total Investments — 100.57%
    (Cost $51,595,158) 62,070,360
Liabilities in Excess of Other Assets  —  (0.57)% (352,550)
Net Assets — 100.00% $ 61,717,810
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of December 31, 2021.

VELA Small Cap Fund
Schedule of Open Written Option Contracts
December 31, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.29)%
Aurinia Pharmaceuticals, Inc. (262) $ (599,194) $ 35.00 January 2022 $ (13,100)
Civitas Resources, Inc. (100) (489,700) 55.00 January 2022 (5,000)
Coterra Energy, Inc. (110) (209,000) 24.50 April 2022 (3,575)
Devon Energy Corp. (140) (616,700) 45.00 April 2022 (55,300)
Green Brick Partners, Inc. (215) (652,095) 30.00 March 2022 (61,813)
Nordstrom, Inc. (135) (305,370) 30.00 April 2022 (9,450)
PDC Energy, Inc. (50) (243,900) 60.00 April 2022 (11,125)
PDC Energy, Inc. (50) (243,900) 55.00 April 2022 (17,250)
PDC Energy, Inc. (50) (243,900) 70.00 April 2022 (4,625)
Total Written Options (Premiums Received $175,244) $ (181,238)

VELA Large Cap Plus Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 108.80% Shares Fair Value
Communications — 9.15%
Alphabet, Inc., Class A
(a) (b)
294 $ 851,730
Comcast Corp., Class A
(b)
7,675 386,283
Meta Platforms, Inc., Class A
(a) (b)
1,564 526,051
T-Mobile US, Inc.
(a) (b)
3,568 413,817
Walt Disney Co. (The)
(a) (b)
1,843 285,462
Zynga, Inc., Class A
(a)
26,562 169,997
2,633,340
Consumer Discretionary — 12.10%
Aptiv PLC
(a)
1,699 280,251
Home Depot, Inc. (The)
(b)
1,352 561,092
Live Nation Entertainment, Inc.
(a)(c)
3,055 365,653
NVR, Inc.
(a) (b)
77 454,983
O'Reilly Automotive, Inc.
(a)
680 480,236
Polaris Industries, Inc. 1,911 210,038
Starbucks Corp. 2,792 326,580
TJX Cos., Inc. (The)
(b)
7,077 537,286
VF Corp.
(b)
3,634 266,081
3,482,200
Consumer Staples — 7.09%
Dollar General Corp.
(b)
2,383 561,983
Kraft Heinz Co. (The) 12,102 434,462
PepsiCo, Inc.
(b)
3,331 578,628
Tyson Foods, Inc., Class A
(b)
5,329 464,475
2,039,548
Energy — 6.66%
Baker Hughes Co.
(b)
30,964 744,994
Pioneer Natural Resources Co.
(b)
3,058 556,189
Suncor Energy, Inc.
(b)
24,641 616,764
1,917,947
Financials — 18.92%
American International Group, Inc.
(c)
13,620 774,433
Arch Capital Group Ltd.
(a) (b)
14,926 663,461
Bank of America Corp. 15,067 670,331
Berkshire Hathaway, Inc., Class B
(a) (b)
3,773 1,128,127
Charles Schwab Corp. (The) 3,421 287,706
Goldman Sachs Group, Inc. (The)
(b)
1,336 511,087
MetLife, Inc. 9,260 578,657
SVB Financial Group
(a)
536 363,537
Wells Fargo & Co. 9,729 466,797
5,444,136
Health Care — 17.04%
Abbott Laboratories
(b)
3,719 523,412
AbbVie, Inc.
(b)
5,957 806,577
Alnylam Pharmaceuticals, Inc.
(a)
2,431 412,249
AstraZeneca PLC - ADR 4,681 272,668

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Common Stocks — 108.80% - continued Shares Fair Value
Health Care — 17.04% - continued
Boston Scientific Corp.
(a) (b)
9,925 $ 421,614
Horizon Therapeutics PLC
(a)
3,908 421,126
Humana, Inc.
(b)
1,557 722,230
Jazz Pharmaceuticals PLC
(a)
1,567 199,636
Medtronic PLC
(b)
5,781 598,045
Vertex Pharmaceuticals, Inc.
(a) (b)
2,383 523,307
4,900,864
Industrials — 8.28%
CSX Corp.
(b)
10,455 393,109
Deere & Co. 748 256,482
JB Hunt Transport Services, Inc. 1,750 357,700
Johnson Controls International PLC
(b)
8,485 689,915
Northrop Grumman Corp.
(b)
1,772 685,888
2,383,094
Materials — 2.79%
Avery Dennison Corp.
(b)
1,544 334,384
Linde PLC 1,356 469,760
804,144
Technology — 22.26%
Adobe Systems, Inc.
(a)
881 499,580
Apple, Inc. 7,501 1,331,952
Cognizant Technology Solutions Corp.,
Class A 2,597 230,406
Microchip Technology, Inc.
(c)
5,482 477,262
Microsoft Corp.
(b)
4,270 1,436,086
NVIDIA Corp.
(b)(c)
1,525 448,518
PayPal Holdings, Inc.
(a) (b)
2,186 412,236
S&P Global, Inc. 967 456,356
Teradyne, Inc. 2,313 378,245
Texas Instruments, Inc. 1,229 231,630
Visa, Inc., Class A
(b)
2,316 501,901
6,404,172
Utilities — 4.51%
CenterPoint Energy, Inc.
(b)
17,820 497,356
Exelon Corp.
(b)
13,865 800,843
1,298,199
TOTAL  COMMON STOCKS
  (Cost $23,827,856) 31,307,644
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.80%
ARK Innovation ETF 140 $ 1,324,260 $ 94.22
March
2022 100,450
Invesco QQQ Trust Series 1 160 6,365,600 325.00 June 2022 114,400

VELA Large Cap Plus Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.80% - continued
NVIDIA Corp. 15 $ 441,165 $ 250.00
March
2022 $ 13,162
Wells Fargo & Co. 125 599,750 42.50
January
2022 2,375
TOTAL PUT OPTIONS PURCHASED
    (Cost 464,727) 230,387
Money Market Funds - 9.78% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares,
0.01%
(d)
2,815,218 2,815,218
TOTAL MONEY MARKET FUNDS
    (Cost $2,815,218) 2,815,218
Total Investments — 119.38%
    (Cost $27,107,801) 34,353,249
Liabilities in Excess of Other Assets  —  (19.38)% (5,575,809)
Net Assets — 100.00% $ 28,777,440
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on December 31, 2021, was $17,681,803.
(c) All or a portion of the security is held as collateral for written options.
(d) Rate disclosed is the seven day effective yield as of December 31, 2021.
ADR - American Depositary Receipt.
ETF - Exchange Traded Funds.

VELA Large Cap Plus Fund
Schedule of Open Written Option Contracts
December 31, 2021 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (0.11)%
American International Group,
Inc. (50) $ (284,300) $ 65.00 May 2022 $ (6,225)
Live Nation Entertainment, Inc. (30) (359,070) 135.00 January 2022 (2,550)
Microchip Technology, Inc. (50) (435,300) 105.00 April 2022 (6,500)
NVIDIA Corp. (15) (441,165) 340.00 March 2022 (15,713)
Total Written Options (Premiums Received $78,659) $ (30,988)

VELA Large Cap Plus Fund
Schedule of Securities Sold Short
December 31, 2021 - (Unaudited)
Common Stocks - Short - (7.70%) Shares Fair Value
Consumer Discretionary - (1.94%)
GameStop Corp., Class A
(a)
(641) $ (95,118)
Lowe's Cos., Inc. (444) (114,765)
PulteGroup, Inc. (2,726) (155,818)
QuantumScape Corp.
(a)
(3,929) (87,185)
Texas Roadhouse, Inc. (1,191) (106,332)
(559,218)
Consumer Staples - (0.70%)
Clorox Co. (The) (610) (106,360)
Hormel Foods Corp. (1,924) (93,910)
(200,270)
Energy - (0.89%)
Halliburton Co. (11,209) (256,350)
Financials - (1.39%)
Coinbase Global, Inc., Class A
(a)
(443) (111,800)
Franklin Resources, Inc. (3,129) (104,790)
Morgan Stanley (1,864) (182,970)
(399,560)
Health Care - (0.53%)
Insulet Corp.
(a)
(265) (70,509)
Integra LifeSciences Holdings Corp.
(a)
(1,197) (80,187)
(150,696)
Industrials - (0.91%)
GFL Environmental, Inc. (2,302) (87,131)
Illinois Tool Works, Inc. (711) (175,475)
(262,606)
Materials - (0.60%)
Trex Co., Inc.
(a)
(1,288) (173,919)
Technology - (0.74%)
Logitech International S.A. (1,051) (86,686)
Square, Inc., Class A
(a)
(788) (127,270)
(213,956)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $2,231,009) (2,216,575)
Exchange-Traded Funds - Short - (7.35%)
iShares Russell 1000 ETF (4,204) (1,111,664)
iShares Russell 1000 Value ETF (4,283) (719,244)
iShares US Financials ETF (3,275) (283,910)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $2,024,742) (2,114,818)
TOTAL SECURITIES SOLD SHORT - (15.05%)
(Proceeds Received $4,255,751 ) $ (4,331,393)
(a) Non-income producing security.
ETF - Exchange Traded Funds.

VELA International Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
D
Common Stocks — 92.27% Shares Fair Value
Australia — 1.48%
Consumer Staples — 1.48%
Treasury Wine Estates Ltd. 48,300 $ 434,912
Total Australia 434,912
Austria — 3.46%
Communications — 2.26%
Telekom Austria AG
(a)
76,500 664,979
Materials — 1.20%
Wienerberger AG 9,600 352,445
Total Austria 1,017,424
Belgium — 4.76%
Financials — 2.84%
KBC Group NV 9,700 833,198
Technology — 1.92%
Barco NV 26,000 566,311
Total Belgium 1,399,509
Canada — 8.54%
Consumer Staples — 1.29%
Empire Co., Ltd., Class A 12,500 380,972
Energy — 2.73%
Suncor Energy, Inc. 32,000 800,960
Industrials — 2.03%
Finning International, Inc. 23,700 597,499
Materials — 2.49%
OceanaGold Corp.
(a)
422,000 734,186
Total Canada 2,513,617
Denmark — 2.67%
Industrials — 2.67%
FLSmidth & Co. A/S 21,000 784,400
Total Denmark 784,400
France — 7.63%
Consumer Discretionary — 2.50%
Michelin (CGDE) - B Registered
Shares 4,500 736,819
Energy — 3.41%
TotalEnergies SE 19,700 1,002,447

VELA International Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Common Stocks — 92.27% - continued Shares Fair Value
France — 7.63% - continued
Industrials — 1.72%
Rexel SA 25,000 $ 506,167
Total France 2,245,433
Germany — 7.73%
Health Care — 2.68%
Fresenius SE & Co. KGaA 19,600 787,566
Industrials — 1.48%
Duerr AG 9,600 436,168
Materials — 3.57%
Covestro AG 9,700 596,845
Fuchs Petrolub SE 13,000 455,294
1,052,139
Total Germany 2,275,873
Hong Kong — 7.42%
Consumer Staples — 2.35%
WH Group Ltd. 1,100,000 690,616
Industrials — 2.45%
Johnson Electric Holdings Ltd. 340,000 721,114
Technology — 2.62%
VTech Holdings Ltd. 98,400 770,832
Total Hong Kong 2,182,562
Iceland — 0.83%
Industrials — 0.83%
Marel HF 36,000 243,872
Total Iceland 243,872
Indonesia — 2.63%
Materials — 2.63%
United Tractors Tbk PT 500,000 775,446
Total Indonesia 775,446
Japan — 10.99%
Consumer Discretionary — 2.25%
Honda Motor Co. Ltd. 23,300 662,516
Consumer Staples — 1.67%
Suntory Beverage & Food Ltd. 13,600 492,210
Industrials — 2.80%
Okuma Corp. 9,100 404,758
OSG Corp. 26,900 417,825
822,583

VELA International Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Common Stocks — 92.27% - continued Shares Fair Value
Japan — 10.99% - continued
Materials — 3.79%
Fuji Seal International, Inc. 27,200 $ 500,510
Toray Industries, Inc. 104,000 615,804
1,116,314
Technology — 0.48%
Nintendo Co. Ltd. 300 140,276
Total Japan 3,233,899
Mexico — 4.10%
Consumer Staples — 4.10%
Gruma SAB de CV 50,000 637,605
Kimberly-Clark de Mexico SAB de CV 375,000 568,495
1,206,100
Total Mexico 1,206,100
Netherlands — 8.13%
Communications — 2.04%
Koninklijke KPN NV 194,000 601,350
Financials — 2.63%
ING Groep NV 55,700 774,176
Health Care — 1.55%
Koninklijke Philips NV 12,300 455,113
Industrials — 1.91%
Boskalis Westminster 19,300 562,581
Total Netherlands 2,393,220
Sweden — 2.43%
Financials — 2.43%
Industrivarden AB 973 30,883
Svenska Handelsbanken AB, Class A 63,300 683,413
714,296
Total Sweden 714,296
Switzerland — 6.51%
Consumer Discretionary — 3.55%
Cie Financiere Richemont SA 3,950 589,556
Swatch Group AG (The) 1,500 456,253
1,045,809
Health Care — 2.96%
Roche Holding AG 2,100 870,158
Total Switzerland 1,915,967
United Kingdom — 12.96%
Communications — 4.12%
Informa PLC
(a)
87,000 608,584

VELA International Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Common Stocks — 92.27% - continued Shares Fair Value
United Kingdom — 12.96% - continued
Communications — 4.12% - continued
WPP PLC 39,700 $ 603,992
1,212,576
Consumer Staples — 4.89%
Associated British Foods PLC 29,700 812,267
British American Tobacco PLC 17,000 630,666
1,442,933
Materials — 1.50%
DS Smith PLC 85,000 442,270
Technology — 2.45%
Serco Group PLC 397,000 720,296
Total United Kingdom 3,818,075
TOTAL  COMMON STOCKS
  (Cost $24,075,330) 27,154,605
Money Market Funds - 7.58%
Federated Hermes Treasury Obligations Fund, Institutional Shares,
0.01%
(b)
2,231,466 2,231,466
TOTAL MONEY MARKET FUNDS
    (Cost $2,231,466) 2,231,466
Total Investments — 99.85%
    (Cost $26,306,796) 29,386,071
Other Assets in Excess of Liabilities  —  0.15% 43,239
Net Assets — 100.00% $ 29,429,310
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2021.